Income taxes - Non Capital Losses Carry Forwards (Detail) CAD in Thousands	Dec. 31, 2016 CAD
2020 and onwards
Capital Loss Carryforwards [Line Items]
Non-capital loss carryforwards	CAD 1,116,631